COMMITMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments
Office support services expenses		$ 1,000
Payments for exploration and evaluation expenses	$ 50,000	44,991	$ 20,000
Trade and other payables		$ 10,000